Financial instruments (Details 10) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial liabilities at amortised cost
Interest expenses on lease obligations	₨ (295,589)	₨ (249,964)	₨ (191,912)
Financial assets at amortised cost, class [member]
Financial assets at amortised cost
Interest income on bank deposits	345,696	231,377	82,675
Interest income from other financial assets	43,669	29,764	55,511
Impairment loss of trade receivables	(198,414)	(265,000)	(371,890)
Financial assets at fair value through profit or loss, category [member]
Financial assets at fair value through profit or loss
Net change in fair value of derivative financial instruments gain/(loss)	8,454	8,493	(25,263)
Financial liabilities at amortised cost, class [member]
Financial liabilities at amortised cost
Interest expenses on lease obligations	(295,589)	(249,964)	(191,912)
Interest expenses on borrowings from banks, others and overdrafts	₨ (2,281,843)	₨ (1,738,298)	₨ (1,652,522)